Information about the main subsidiaries (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Current Assets	$ 13,923,000,000	$ 308,987,000,000
Non-current Assets	208,859,000,000	633,067,000,000
Current Liabilities	22,138,000,000	215,362,000,000
Non-current Liabilities	117,920,000,000	542,464,000,000
Net assets	222,782,000,000	942,054,000,000
Revenues	12,978,000,000	21,263,000,000	$ 28,004,000,000
Net income / (loss)	(37,591,000,000)	35,651,000,000	(57,634,000,000)
Total profit / (loss) and other comprehensive income for the year	(49,023,000,000)	56,951,000,000	(60,676,000,000)
Cash of Operating activities	1,456,000,000	46,731,000,000	40,616,000,000
Cash of investing activities	67,880,000,000	61,049,000,000	16,807,000,000
Cash of financial activities	(48,840,000,000)	(114,343,000,000)	(41,686,000,000)
Net (decrease) / increase in cash and cash equivalents	20,496,000,000	(6,563,000,000)	15,737,000,000
Dividends distribution to non-controlling shareholders	$ (2,587,000,000)	$ (333,000,000)	$ 0
Mehadrin [Member]
Statement [Line Items]
Direct interest of non-controlling interest %		56.25%
Current Assets		$ 19,583,000,000
Non-current Assets		26,794,000,000
Current Liabilities		20,959,000,000
Non-current Liabilities		5,011,000,000
Net assets		20,407,000,000
Book value of non-controlling interests		12,220,000,000
Revenues		2,932,000,000
Net income / (loss)		159,000,000
Total profit / (loss) and other comprehensive income for the year		185,000,000
Total comprehensive profit / (loss) attributable to non-controlling interest		377,000,000
Cash of Operating activities		369,000,000
Cash of investing activities		(105,000,000)
Cash of financial activities		(369,000,000)
Net (decrease) / increase in cash and cash equivalents		(105,000,000)
Dividends distribution to non-controlling shareholders		$ 26,000,000
Elron Electronic Industries Ltd. [Member]
Statement [Line Items]
Direct interest of non-controlling interest %		38.94%
Current Assets		$ 5,072,000,000
Non-current Assets		5,957,000,000
Current Liabilities		765,000,000
Non-current Liabilities		213,000,000
Net assets		10,051,000,000
Book value of non-controlling interests		6,232,000,000
Revenues		0
Net income / (loss)		(2,665,000,000)
Total profit / (loss) and other comprehensive income for the year		(2,800,000,000)
Total comprehensive profit / (loss) attributable to non-controlling interest		8,321,000,000
Cash of Operating activities		(1,166,000,000)
Cash of investing activities		526,000,000
Cash of financial activities		1,313,000,000
Net (decrease) / increase in cash and cash equivalents		673,000,000
Dividends distribution to non-controlling shareholders		$ 0
Property And Building Corporation Ltd. [Member]
Statement [Line Items]
Direct interest of non-controlling interest %		27.60%
Current Assets		$ 119,149,000,000
Non-current Assets		168,831,000,000
Current Liabilities		39,259,000,000
Non-current Liabilities		178,421,000,000
Net assets		70,300,000,000
Book value of non-controlling interests		28,933,000,000
Revenues		18,490,000,000
Net income / (loss)		18,997,000,000
Total profit / (loss) and other comprehensive income for the year		18,272,000,000
Total comprehensive profit / (loss) attributable to non-controlling interest		29,418,000,000
Cash of Operating activities		9,505,000,000
Cash of investing activities		35,856,000,000
Cash of financial activities		(30,405,000,000)
Net (decrease) / increase in cash and cash equivalents		14,956,000,000
Dividends distribution to non-controlling shareholders		$ 2,529,000,000
Cellcom Israel Ltd. [Member]
Statement [Line Items]
Direct interest of non-controlling interest %		53.80%
Current Assets		$ 82,275,000,000
Non-current Assets		119,854,000,000
Current Liabilities		47,142,000,000
Non-current Liabilities		112,186,000,000
Net assets		42,801,000,000
Book value of non-controlling interests		26,916,000,000
Revenues		84,226,000,000
Net income / (loss)		(3,106,000,000)
Total profit / (loss) and other comprehensive income for the year		(3,154,000,000)
Total comprehensive profit / (loss) attributable to non-controlling interest		802,000,000
Cash of Operating activities		22,401,000,000
Cash of investing activities		(11,152,000,000)
Cash of financial activities		(9,497,000,000)
Net (decrease) / increase in cash and cash equivalents		1,752,000,000
Dividends distribution to non-controlling shareholders		$ 0
IRSA Propiedades Comerciales S.A. [Member]
Statement [Line Items]
Direct interest of non-controlling interest %	20.08%	19.35%
Current Assets	$ 22,652,000,000	$ 22,417,000,000
Non-current Assets	154,752,000,000	194,626,000,000
Current Liabilities	13,122,000,000	24,667,000,000
Non-current Liabilities	86,269,000,000	78,866,000,000
Net assets	78,013,000,000	113,510,000,000
Book value of non-controlling interests	5,549,000,000	6,142,000,000
Revenues	8,092,000,000	12,862,000,000
Net income / (loss)	(22,537,000,000)	27,266,000,000
Total profit / (loss) and other comprehensive income for the year	(22,406,000,000)	27,644,000,000
Total comprehensive profit / (loss) attributable to non-controlling interest	(604,000,000)	1,598,000,000
Cash of Operating activities	1,282,000,000	7,345,000,000
Cash of investing activities	9,754,000,000	(4,324,000,000)
Cash of financial activities	(17,242,000,000)	(5,349,000,000)
Net (decrease) / increase in cash and cash equivalents	(6,206,000,000)	(2,328,000,000)
Dividends distribution to non-controlling shareholders	$ 438,000,000	$ 996,000,000